Investment Strategy - Munificent Seven ETF	Aug. 17, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund provides focused exposure to a concentrated group of large-capitalization energy companies that the Advisor (as defined below) refers to as the “Munificent Seven”—ExxonMobil, Chevron, ConocoPhillips, Shell, TotalEnergies, BP and Equinor—due to their central role in global energy markets.Harbor Capital Advisors, Inc. (the “Advisor”), the investment adviser to the Fund, uses the term “Munificent,” meaning giving lavishly, to reflect these companies’ historically high free cash flow yields and their record of returning capital to shareholders through dividends and/or share repurchases.The Fund expects to gain exposure to the “Munificent Seven” companies primarily through direct investments in the equity securities of such companies and swap agreements. A swap is a derivative instrument whereby payments are exchanged between the counterparties based upon the price of an underlying asset. Equity securities in which the Fund invests primarily include common stocks and American Depositary Receipts (ADRs). As collateral for the Fund’s derivatives holdings or to generate interest income and capital appreciation on the cash balances arising from its use of derivatives, the Fund may invest in cash, cash equivalents, U.S. Treasury bills, or other investment companies providing similar exposure, including ETFs advised by the Advisor or its affiliates and ETFs advised by unaffiliated investment advisers. The Fund’s exposures to the Munificent Seven companies are generally weighted by market capitalization, though the Advisor retains discretion to adjust weightings based on diversification considerations and/or its assessment of individual company fundamentals or macroeconomic factors. The Advisor rebalances the Fund quarterly.Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in investments consistent with the Fund’s strategy of providing focused exposure to Munificent Seven companies.The Advisor may, from time to time, update, the list of companies included in the Munificent Seven to reflect mergers, acquisitions, spin-offs, or similar corporate actions affecting one or more of the constituent companies. In the event that the companies the Advisor considers the “Munificent Seven” change, the Fund will seek to effect such change as soon as reasonably practicable, but in no event later than its next regularly scheduled rebalance.The Fund is classified as non-diversified, which means the Fund may invest a greater percentage of its assets in a smaller number of issuers than a diversified fund. As a result, the performance of a limited number of issuers may have a significant effect on the Fund’s overall performance and volatility. The Fund will concentrate its investments (i.e., hold more than 25% of its total assets) in the industries and groups of industries comprising the energy sector. The Fund will invest in or have exposure to U.S. and non-U.S. companies.Each of the Munificent Seven companies is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). As such, each is subject to the informational requirements of the Exchange Act and files reports and other information with the Securities and Exchange Commission (“SEC”). Reports and other information filed with the SEC by each company pursuant to the Exchange Act can be found on the SEC’s website at www.sec.gov. In addition, information regarding each company may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund provides focused exposure to a concentrated group of large-capitalization energy companies that the Advisor (as defined below) refers to as the “Munificent Seven”—ExxonMobil, Chevron, ConocoPhillips, Shell, TotalEnergies, BP and Equinor—due to their central role in global energy markets.Harbor Capital Advisors, Inc. (the “Advisor”), the investment adviser to the Fund, uses the term “Munificent,” meaning giving lavishly, to reflect these companies’ historically high free cash flow yields and their record of returning capital to shareholders through dividends and/or share repurchases.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund expects to gain exposure to the “Munificent Seven” companies primarily through direct investments in the equity securities of such companies and swap agreements.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in investments consistent with the Fund’s strategy of providing focused exposure to Munificent Seven companies.
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., hold more than 25% of its total assets) in the industries and groups of industries comprising the energy sector.